Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade receivables	$ 26,111	$ 33,521	$ 29,921
Current portion of unbilled receivables	16,629	16,496	11,055
Allowance for doubtful accounts	(1,368)	(1,767)	(1,042)
Accounts receivable, net	$ 41,372	$ 48,250	$ 39,934	$ 27,840